GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

Principal Amount		Value
	SHORT TERM INVESTMENTS - 97.91%
	Certificates of Deposit - 66.58%
$7,000,000	Bank of Montreal
	0.240%, 06/23/2021	$7,000,000
8,700,000	CIBC
	0.080%, 01/04/2021	8,700,000
5,500,000	Cooperatieve Centrale Raiffe
	0.230%, 07/20/2021	5,500,153
7,000,000	DG Bank
	0.190%, 03/03/2021	7,000,000
7,000,000	KBC Bank NV
	0.110%, 01/07/2021	7,000,000
7,000,000	Landesbank Baden Wurttemberg
	0.250%, 02/08/2021	7,000,000
5,000,000	Landesbank Hessen-Thuringen
	0.210%, 02/18/2021	5,000,000
7,000,000	Mitsubishi Trust & Banking Corp.
	0.230%, 02/10/2021	7,000,000
7,500,000	Mizuho Bank, Ltd.
	0.150%, 02/02/2021	7,500,000
7,500,000	National Bank of Kuwait
	0.210%, 01/04/2021	7,500,006
7,000,000	Oversea-Chinese Banking Corp., Ltd.
	0.190%, 02/16/2021	7,000,089
6,500,000	Royal Bank of Canada
	0.331% (3 Month LIBOR USD + 0.110%), 06/11/2021 (a)	6,503,496
9,000,000	SEB
	0.040%, 01/04/2021	9,000,000
7,000,000	Sumitomo Mitsui Banking Corp.
	0.110%, 01/19/2021	7,000,035
7,000,000	Sumitomo Mitsui Trust Bank, Ltd.
	0.210%, 01/15/2021	7,000,014
7,000,000	Svenska Handelsbanken - A Shares
	0.402% (1 Month LIBOR USD + 0.250%), 01/04/2021 (a)	7,000,135
	Toronto-Dominion Bank
5,000,000	0.200%, 02/19/2021	5,000,034
3,000,000	0.250%, 03/23/2021	3,000,034
7,000,000	Westpac Banking Corp.
	0.190%, 03/10/2021	7,000,000
		127,703,996

	Commerical Paper - 3.65%
7,000,000	Santander UK PLC
	–%, 2/9/2021	6,998,635
		6,998,635

Number of Shares
	Money Market Funds - 1.35%
2,594,372	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (b)	2,594,371
Principal Amounts
	U.S. Treasury Bills - 26.33%
$5,500,000	–%, 01/07/2021 (c)(d)(e)	$5,499,940
8,000,000	–%, 01/26/2021 (d)	7,999,639
4,000,000	–%, 02/04/2021 (d)(e)	3,999,660
5,000,000	–%, 02/16/2021 (d)	4,999,553
8,000,000	–%, 02/23/2021 (d)	7,999,176
5,000,000	–%, 04/20/2021 (d)	4,998,969
7,000,000	–%, 05/04/2021 (d)	6,998,249
4,000,000	–%, 05/18/2021 (d)	3,998,958
4,000,000	–%, 06/17/2021 (d)	3,998,679
		50,492,823
	Total Short Term Investments (cost $187,785,908)	187,789,825

	Total Investments (Cost $187,785,908) - 97.91%	187,789,825
	Other Assets in Excess of Liabilities - 2.09%	4,006,574
	TOTAL NET ASSETS - 100.00%	$191,796,399

Percentages are stated as a percent of net assets.
(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2020.
(b)	Seven-day yield as of December 31, 2020.
(c)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(d)	Zero coupon bond. The effective yield is listed.
(e)	All or a portion of this security is held as collateral for certain futures contracts. The approximate value of the portion of these securities held as collateral is $9,499,600.

GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Open Futures Contracts (Unaudited)
December 31, 2020

	Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
	Amsterdam IDX Futures	10	$1,525,905	Jan-21	$17,010
	Australian 10-Year Treasury Bond Futures	43	4,880,806	Mar-21	14,118
	Australian 3-Year Treasury Bond Futures	313	28,338,694	Mar-21	14,140
	Australian Dollar Futures	292	22,484,000	Mar-21	572,399
	Brazilian Real Futures	1	19,225	Jan-21	(327)
	Brent Crude Futures (a)	18	932,400	Jan-21	14,201
	British Pound Futures	101	8,622,244	Mar-21	149,086
	CAC40 Index Futures	13	880,145	Jan-21	1,161
	Canadian 10-Year Bond Futures	51	5,973,839	Mar-21	23,164
	Canadian Dollar Futures	273	21,386,820	Mar-21	44,046
	Cocoa Futures (a)	14	364,420	Mar-21	(20,240)
	Coffee 'C' Futures (a)	4	192,375	Mar-21	2,051
	Copper Futures (a)	91	8,005,725	Mar-21	543,730
	Corn Futures (a)	155	3,751,000	Mar-21	500,488
	Cotton No. 2 Futures (a)	44	1,718,640	Mar-21	148,350
	DAX® Index Futures	4	1,679,270	Mar-21	43,835
	DJIA E-Mini CBOT Futures	24	3,659,640	Mar-21	70,005
	E-mini Nasdaq 100 Futures	19	4,896,490	Mar-21	197,499
	E-mini Russell 2000 Futures	47	4,640,780	Mar-21	155,143
	E-mini S&P 500 Futures	30	5,623,200	Mar-21	82,369
	E-mini S&P Mid Cap 400 Futures	23	5,298,050	Mar-21	105,895
	Euribor 3 Month Futures	152	46,675,422	Mar-21	$1,215
	Euro Fx Futures	163	24,951,225	Mar-21	138,699
	Euro Stoxx 50® Index Futures	45	1,951,574	Mar-21	26,929
	Euro-Bobl Futures	71	11,725,057	Mar-21	799
	Euro-BTP Futures	50	9,285,095	Mar-21	89,322
	Euro-BTP Futures - Short	53	7,331,957	Mar-21	10,308
	Euro-Bund Futures	34	7,378,428	Mar-21	34,438
	Euro-Buxl® 30 Year Futures	14	3,852,279	Mar-21	24,615
	Eurodollar 90 Day Futures	544	135,775,600	Jun-21	46,724
	Euro-OATS Futures	76	15,584,935	Mar-21	80,914
	Euro-Schatz Futures	85	11,658,594	Mar-21	(4,236)
	FTSE 100 Index Futures	6	526,762	Mar-21	(5,503)
	FTSE China A50 Index Futures	203	3,595,536	Jan-21	159,207
	FTSE JSE Top 40 Futures	10	371,711	Mar-21	(1,090)
	FTSE MIB Index Future	8	1,081,349	Mar-21	20,693
	FTSE Taiwan Index Futures	43	2,194,290	Jan-21	80,650
	Gold 100 Oz. Futures (a)	18	3,411,180	Feb-21	9,081
	Hang Seng Index Futures	10	1,755,510	Jan-21	67,684
	HSCEI Index Futures	25	1,725,422	Jan-21	43,723
	IBEX 35® Index Futures	7	690,166	Jan-21	(1,025)
	Indian Rupee Futures	76	2,075,560	Jan-21	28,219
	Japanese Yen Futures	132	15,986,850	Mar-21	110,080
	Lean Hogs Futures (a)	(4)	(112,440)	Feb-21	(6,671)
	Live Cattle Futures (a)	(23)	(1,058,230)	Feb-21	(33,482)
	LME Aluminium Futures (a)(b)	80	3,955,000	Mar-21	233,490
	LME Copper Futures (a)(b)	(9)	(1,747,519)	Mar-21	(171,663)
	LME Copper Futures (a)(b)	33	6,407,569	Mar-21	633,008
	LME Nickel Futures (a)(b)	30	2,989,440	Mar-21	111,106
	LME Nickel Futures (a)(b)	(11)	(1,096,128)	Mar-21	(39,216)
	LME Zinc Futures (a)(b)	36	2,474,397	Mar-21	151,147
	LME Zinc Futures (a)(b)	(5)	(343,666)	Mar-21	8,581
	Long Gilt Futures	52	9,638,268	Mar-21	73,604
	Low Sulphur Gas Oil Futures (a)	4	169,200	Feb-21	(2,907)
	Mexican Peso Futures	115	2,860,050	Mar-21	(24,819)
	MSCI EAFE Index Futures	50	5,327,000	Mar-21	74,332
	MSCI Emerging Markets Index Futures	86	5,539,260	Mar-21	188,115
	MSCI Singapore Index Futures	10	244,628	Jan-21	2,540
	Natural Gas Futures (a)	(53)	(1,345,670)	Jan-21	(57,618)
	New Zealand Dollar Futures	159	11,428,920	Mar-21	206,228
	Nikkei 225 Futures	14	3,720,498	Mar-21	149,448
	NY Harbor ULSD Futures (a)	12	747,936	Jan-21	5,213
	OMXS30 Futures	81	1,849,121	Jan-21	(13,515)
	Platinum Futures (a)	7	377,720	Apr-21	13,254
	RBOB Gasoline Futures (a)	9	533,018	Jan-21	17,130
	S&P/TSX 60 Index Futures	31	5,011,533	Mar-21	(58,924)
	Silver Futures (a)	12	1,584,720	Mar-21	98,919
	South African Rand Futures	79	2,667,238	Mar-21	85,796
	Soybean Futures (a)	79	5,178,450	Mar-21	1,059,208
	Soybean Meal Futures (a)	94	4,036,360	Mar-21	483,842
	Soybean Oil Futures (a)	76	1,933,440	Mar-21	322,988
	SPI 200TM Index Futures	27	3,401,800	Mar-21	(11,511)
	Sterling 90 Day Futures	274	46,832,283	Mar-21	1,307
	Sugar No. 11 Futures (a)	85	1,474,648	Feb-21	71,068
	Swiss Franc Futures	71	10,048,275	Mar-21	35,806
	TOPIX Index Futures	17	2,970,946	Mar-21	78,403
	U.S. Treasury 10-Year Note Futures	78	10,770,094	Mar-21	21,237
	U.S. Treasury 10-Year Ultra Futures	24	3,752,625	Mar-21	(15,040)
	U.S. Treasury 2-Year Note Futures	356	78,667,656	Mar-21	93,209
	U.S. Treasury 5-Year Note Futures	214	26,999,109	Mar-21	75,006
	U.S. Treasury Long Bond Futures	15	2,597,813	Mar-21	(9,979)
	U.S. Treasury Ultra Bond Futures	6	1,281,375	Mar-21	(7,117)
	Wheat Futures (a)	53	1,697,325	Mar-21	66,817
	WTI Crude Futures (a)	4	194,080	Jan-21	1,941
					$7,549,850

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Open Forward Currency Contracts (Unaudited)
December 31, 2020

Forward			Amount of		Amount of	Unrealized
Expiration		Currency to be	Currency to	Currency to be	Currency to	Appreciation
Date	Counterparty	received	be received	delivered	be delivered	(Depreciation)
3/17/2021	NatWest	Chinese Yuan Renminbi	71,000,001	U.S. Dollar	10,821,401	$41,490
3/17/2021	NatWest	New Turkish Lira	2,700,000	U.S. Dollar	360,484	(7,949)
3/17/2021	NatWest	New Turkish Lira	3,600,000	U.S. Dollar	472,874	(2,826)
3/17/2021	NatWest	New Turkish Lira	3,000,000	U.S. Dollar	375,440	16,266
3/17/2021	NatWest	Norwegian Krone	2,000,000	U.S. Dollar	229,374	3,818
3/17/2021	NatWest	Norwegian Krone	4,000,000	U.S. Dollar	462,855	3,530
3/17/2021	NatWest	Norwegian Krone	2,000,000	U.S. Dollar	229,292	3,900
3/17/2021	NatWest	Norwegian Krone	2,000,000	U.S. Dollar	227,866	5,326
3/17/2021	NatWest	Norwegian Krone	24,000,000	U.S. Dollar	2,736,868	61,440
3/17/2021	NatWest	Polish Zloty	1,000,000	U.S. Dollar	273,845	(6,065)
3/17/2021	NatWest	Polish Zloty	1,500,000	U.S. Dollar	409,202	(7,532)
3/17/2021	NatWest	Polish Zloty	8,000,000	U.S. Dollar	2,174,988	(32,745)
3/17/2021	NatWest	Polish Zloty	1,500,000	U.S. Dollar	414,398	(12,727)
3/17/2021	NatWest	Singapore Dollar	38,500,000	U.S. Dollar	28,775,988	357,646
3/17/2021	NatWest	Swedish Krona	8,000,000	U.S. Dollar	977,923	(4,775)
3/17/2021	NatWest	Swedish Krona	4,000,000	U.S. Dollar	484,430	2,144
3/17/2021	NatWest	Swedish Krona	62,000,000	U.S. Dollar	7,356,605	185,291
3/17/2021	NatWest	U.S. Dollar	609,937	Chinese Yuan Renminbi	4,000,000	(2,057)
3/17/2021	NatWest	U.S. Dollar	1,765,616	New Turkish Lira	14,400,000	(138,363)
3/17/2021	NatWest	U.S. Dollar	655,321	Singapore Dollar	875,000	(6,807)
						$459,005